UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2402

John Hancock Sovereign Bond Fund
(Exact name of registrant as specified in charter)

200 Berkeley Street, Boston, Massachusetts 02116
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

200 Berkeley Street

Boston, Massachusetts 02116
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2019

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Bond Fund

Quarterly portfolio holdings 2/28/19

Fund’s investments
As of 2-28-19 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 39.0%				$5,595,425,869
(Cost $5,655,472,207)
U.S. Government 17.2%				2,464,484,225
U.S. Treasury
Bond	2.750	11-15-42	343,385,000	324,901,231
Bond	3.000	02-15-47	208,395,000	205,374,900
Bond	3.375	11-15-48	629,084,000	665,059,741
Note	2.375	02-29-24	79,690,000	79,157,696
Note (A)	2.500	01-31-24	335,502,000	335,135,045
Note (A)	2.625	02-15-29	861,994,000	854,855,612
U.S. Government Agency 21.8%				3,130,941,644
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	6,143,479	6,053,172
30 Yr Pass Thru	3.000	04-01-43	7,254,240	7,120,401
30 Yr Pass Thru	3.000	06-01-43	2,529,503	2,489,159
30 Yr Pass Thru	3.000	12-01-45	26,027,497	25,539,164
30 Yr Pass Thru	3.000	05-01-46	4,748,141	4,656,087
30 Yr Pass Thru	3.000	10-01-46	8,862,475	8,685,117
30 Yr Pass Thru	3.000	10-01-46	9,625,439	9,441,837
30 Yr Pass Thru	3.000	10-01-46	15,499,695	15,184,669
30 Yr Pass Thru	3.000	10-01-46	106,361,979	104,233,442
30 Yr Pass Thru	3.000	11-01-46	18,547,795	18,170,816
30 Yr Pass Thru	3.000	12-01-46	91,163,768	89,282,403
30 Yr Pass Thru	3.000	12-01-46	18,502,739	18,144,023
30 Yr Pass Thru	3.000	04-01-47	52,976,738	51,900,001
30 Yr Pass Thru	3.500	02-01-41	16,498,012	16,632,594
30 Yr Pass Thru	3.500	01-01-42	1,694,707	1,712,768
30 Yr Pass Thru	3.500	05-01-42	1,506,394	1,520,565
30 Yr Pass Thru	3.500	06-01-42	6,263,097	6,322,017
30 Yr Pass Thru	3.500	08-01-42	1,693,063	1,708,990
30 Yr Pass Thru	3.500	09-01-42	2,081,660	2,101,243
30 Yr Pass Thru	3.500	04-01-44	7,256,319	7,340,456
30 Yr Pass Thru	3.500	05-01-45	17,200,405	17,324,592
30 Yr Pass Thru	3.500	01-01-46	2,096,786	2,110,614
30 Yr Pass Thru	3.500	08-01-46	88,052,091	88,715,344
30 Yr Pass Thru	3.500	09-01-46	23,924,608	24,045,008
30 Yr Pass Thru	3.500	09-01-46	12,692,906	12,752,816
30 Yr Pass Thru	3.500	10-01-46	5,226,147	5,268,779
30 Yr Pass Thru	3.500	10-01-46	30,829,529	30,975,044
30 Yr Pass Thru	3.500	11-01-46	10,772,632	10,826,845
30 Yr Pass Thru	3.500	11-01-46	11,261,507	11,332,257
30 Yr Pass Thru	3.500	12-01-46	18,539,933	18,656,410
30 Yr Pass Thru	3.500	01-01-47	10,368,825	10,446,929
30 Yr Pass Thru	3.500	02-01-47	18,679,515	18,826,056
30 Yr Pass Thru	3.500	04-01-47	19,258,195	19,403,257
30 Yr Pass Thru	3.500	09-01-47	57,994,769	58,340,998
30 Yr Pass Thru	3.500	11-01-47	50,305,057	50,668,260
30 Yr Pass Thru	3.500	11-01-47	16,798,040	16,919,322
30 Yr Pass Thru	4.000	01-01-41	16,918,421	17,433,350
30 Yr Pass Thru	4.000	03-01-42	8,220,291	8,466,630
30 Yr Pass Thru	4.000	11-01-43	5,261,680	5,453,066
30 Yr Pass Thru	4.000	02-01-44	2,196,122	2,260,561
30 Yr Pass Thru	4.000	07-01-45	24,509,963	25,267,436
30 Yr Pass Thru	4.000	01-01-47	15,791,285	16,294,114
2	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	03-01-47	66,201,643	$68,092,428
30 Yr Pass Thru	4.000	03-01-47	19,222,070	19,804,108
30 Yr Pass Thru	4.000	04-01-47	28,267,460	29,194,059
30 Yr Pass Thru	4.000	05-01-47	21,332,407	22,031,677
30 Yr Pass Thru	4.000	10-01-47	38,017,853	39,240,306
30 Yr Pass Thru	4.000	03-01-48	15,021,839	15,481,390
30 Yr Pass Thru	4.000	08-01-48	39,737,346	40,810,195
30 Yr Pass Thru	4.500	11-01-39	2,339,980	2,458,163
30 Yr Pass Thru	4.500	02-01-41	3,908,149	4,105,535
30 Yr Pass Thru	4.500	03-01-41	2,334,385	2,451,556
30 Yr Pass Thru	4.500	09-01-41	1,558,884	1,634,937
30 Yr Pass Thru	4.500	10-01-41	1,823,463	1,912,425
30 Yr Pass Thru	4.500	06-01-47	23,685,143	24,910,994
30 Yr Pass Thru	5.000	03-01-41	1,191,673	1,273,895
30 Yr Pass Thru	5.500	05-01-38	239,919	260,258
30 Yr Pass Thru	5.500	11-01-39	4,868,728	5,281,474
Federal National Mortgage Association
15 Yr Pass Thru	3.000	09-01-27	4,341,113	4,346,235
15 Yr Pass Thru	3.500	02-01-26	609,431	620,044
15 Yr Pass Thru	3.500	03-01-26	5,008,555	5,094,698
15 Yr Pass Thru	4.000	12-01-24	1,845,742	1,893,510
15 Yr Pass Thru	5.000	07-01-19	50	50
30 Yr Pass Thru	3.000	07-01-42	4,832,860	4,753,509
30 Yr Pass Thru	3.000	10-01-42	9,246,598	9,094,776
30 Yr Pass Thru	3.000	10-01-42	4,651,265	4,574,895
30 Yr Pass Thru	3.000	12-01-42	2,210,672	2,174,374
30 Yr Pass Thru	3.000	01-01-43	1,607,542	1,580,142
30 Yr Pass Thru	3.000	03-01-43	1,744,036	1,717,036
30 Yr Pass Thru	3.000	04-01-43	2,802,267	2,754,505
30 Yr Pass Thru	3.000	05-01-43	2,442,632	2,405,579
30 Yr Pass Thru	3.000	06-01-43	2,518,863	2,475,144
30 Yr Pass Thru	3.000	07-01-43	28,479,602	28,003,089
30 Yr Pass Thru	3.000	08-01-46	61,570,235	60,270,691
30 Yr Pass Thru	3.000	08-01-46	44,970,598	44,021,417
30 Yr Pass Thru	3.000	09-01-46	5,981,724	5,862,946
30 Yr Pass Thru	3.000	10-01-46	4,459,750	4,371,194
30 Yr Pass Thru	3.000	01-01-47	35,488,309	34,739,268
30 Yr Pass Thru	3.000	02-01-47	18,806,454	18,427,143
30 Yr Pass Thru	3.000	10-01-47	42,137,107	41,247,731
30 Yr Pass Thru	3.000	11-01-47	49,234,182	48,195,011
30 Yr Pass Thru	3.500	11-01-38	54,792,562	55,121,679
30 Yr Pass Thru	3.500	11-01-40	3,559,346	3,586,287
30 Yr Pass Thru	3.500	06-01-42	3,408,730	3,439,325
30 Yr Pass Thru	3.500	06-01-42	306,221	308,922
30 Yr Pass Thru	3.500	08-01-42	6,156,950	6,211,248
30 Yr Pass Thru	3.500	01-01-43	2,851,365	2,875,175
30 Yr Pass Thru	3.500	02-01-43	879,454	889,134
30 Yr Pass Thru	3.500	05-01-43	1,639,607	1,656,629
30 Yr Pass Thru	3.500	06-01-43	21,286,007	21,493,686
30 Yr Pass Thru	3.500	07-01-43	1,646,361	1,664,482
30 Yr Pass Thru	3.500	07-01-43	6,081,120	6,140,451
30 Yr Pass Thru	3.500	07-01-43	6,342,855	6,404,739
30 Yr Pass Thru	3.500	01-01-45	4,987,062	5,029,485
30 Yr Pass Thru	3.500	04-01-45	16,827,799	16,939,395
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	3

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	3.500	04-01-45	4,488,744	$4,518,511
30 Yr Pass Thru	3.500	04-01-45	18,810,596	18,935,340
30 Yr Pass Thru	3.500	08-01-45	22,930,748	23,068,484
30 Yr Pass Thru	3.500	01-01-46	43,904,802	44,250,842
30 Yr Pass Thru	3.500	02-01-46	32,657,321	32,812,659
30 Yr Pass Thru	3.500	07-01-46	40,408,481	40,562,805
30 Yr Pass Thru	3.500	07-01-46	12,182,962	12,237,105
30 Yr Pass Thru	3.500	08-01-46	44,801,263	45,056,366
30 Yr Pass Thru	3.500	02-01-47	51,015,742	51,306,231
30 Yr Pass Thru	3.500	03-01-47	55,294,333	55,678,302
30 Yr Pass Thru	3.500	05-01-47	37,392,535	37,663,878
30 Yr Pass Thru	3.500	07-01-47	70,071,016	70,557,597
30 Yr Pass Thru	3.500	09-01-47	14,272,812	14,300,560
30 Yr Pass Thru	3.500	11-01-47	66,283,919	66,640,633
30 Yr Pass Thru	3.500	11-01-47	9,965,186	9,984,559
30 Yr Pass Thru	3.500	01-01-48	25,477,315	25,566,654
30 Yr Pass Thru	3.500	03-01-48	11,244,155	11,318,722
30 Yr Pass Thru	3.500	06-01-48	27,880,093	28,012,708
30 Yr Pass Thru	4.000	09-01-40	8,059,716	8,297,757
30 Yr Pass Thru	4.000	09-01-40	12,199,599	12,559,909
30 Yr Pass Thru	4.000	11-01-40	2,870,675	2,975,195
30 Yr Pass Thru	4.000	12-01-40	1,663,167	1,712,807
30 Yr Pass Thru	4.000	12-01-40	4,723,225	4,864,200
30 Yr Pass Thru	4.000	01-01-41	5,075,885	5,227,386
30 Yr Pass Thru	4.000	01-01-41	1,991,522	2,050,963
30 Yr Pass Thru	4.000	02-01-41	2,151,716	2,215,939
30 Yr Pass Thru	4.000	09-01-41	9,536,873	9,823,012
30 Yr Pass Thru	4.000	09-01-41	2,495,079	2,570,719
30 Yr Pass Thru	4.000	09-01-41	4,210,048	4,349,520
30 Yr Pass Thru	4.000	10-01-41	2,374,458	2,446,442
30 Yr Pass Thru	4.000	10-01-41	1,713,678	1,764,826
30 Yr Pass Thru	4.000	10-01-41	2,906,873	2,992,726
30 Yr Pass Thru	4.000	01-01-42	3,724,335	3,837,242
30 Yr Pass Thru	4.000	03-01-42	1,926,572	1,982,871
30 Yr Pass Thru	4.000	05-01-42	7,402,113	7,618,419
30 Yr Pass Thru	4.000	07-01-42	474,408	488,790
30 Yr Pass Thru	4.000	09-01-43	8,935,234	9,253,582
30 Yr Pass Thru	4.000	10-01-43	10,035,774	10,371,379
30 Yr Pass Thru	4.000	10-01-43	4,174,429	4,302,285
30 Yr Pass Thru	4.000	01-01-44	6,812,061	7,039,862
30 Yr Pass Thru	4.000	12-01-45	23,030,795	23,700,206
30 Yr Pass Thru	4.000	02-01-46	15,402,157	15,780,042
30 Yr Pass Thru	4.000	04-01-46	15,627,882	16,011,305
30 Yr Pass Thru	4.000	06-01-46	10,791,458	11,039,361
30 Yr Pass Thru	4.000	07-01-46	27,140,694	27,764,172
30 Yr Pass Thru	4.000	10-01-46	6,438,023	6,581,894
30 Yr Pass Thru	4.000	01-01-47	19,584,197	20,257,470
30 Yr Pass Thru	4.000	03-01-47	31,380,560	32,258,340
30 Yr Pass Thru	4.000	04-01-47	27,518,672	28,464,720
30 Yr Pass Thru	4.000	11-01-47	10,273,964	10,575,797
30 Yr Pass Thru	4.000	12-01-47	16,833,829	17,333,640
30 Yr Pass Thru	4.000	04-01-48	86,699,299	89,246,385
30 Yr Pass Thru	4.000	07-01-48	33,614,000	34,328,412
30 Yr Pass Thru	4.000	09-01-48	53,966,594	55,514,097
4	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	4.000	10-01-48	54,766,695	$56,204,507
30 Yr Pass Thru	4.000	10-01-48	32,359,086	33,185,867
30 Yr Pass Thru	4.000	10-01-48	38,050,670	39,117,999
30 Yr Pass Thru	4.500	11-01-39	4,698,905	4,930,551
30 Yr Pass Thru	4.500	08-01-40	3,442,642	3,612,357
30 Yr Pass Thru	4.500	08-01-40	2,165,893	2,272,667
30 Yr Pass Thru	4.500	02-01-41	7,989,613	8,383,485
30 Yr Pass Thru	4.500	05-01-41	4,664,140	4,894,073
30 Yr Pass Thru	4.500	05-01-41	5,301,411	5,564,417
30 Yr Pass Thru	4.500	06-01-41	6,935,902	7,273,493
30 Yr Pass Thru	4.500	07-01-41	4,997,107	5,240,331
30 Yr Pass Thru	4.500	08-01-41	3,453,810	3,622,457
30 Yr Pass Thru	4.500	05-01-42	7,637,807	8,009,562
30 Yr Pass Thru	4.500	11-01-42	5,219,500	5,493,122
30 Yr Pass Thru	4.500	01-01-43	1,533,033	1,607,650
30 Yr Pass Thru	4.500	10-01-45	17,268,667	18,012,049
30 Yr Pass Thru	4.500	05-01-46	11,281,659	11,716,193
30 Yr Pass Thru	4.500	04-01-48	1,887,528	1,977,630
30 Yr Pass Thru	4.500	04-01-48	17,995,734	18,688,872
30 Yr Pass Thru	4.500	05-01-48	54,208,153	56,812,747
30 Yr Pass Thru	4.500	06-01-48	58,617,649	61,438,688
30 Yr Pass Thru	4.500	06-01-48	47,754,816	50,157,533
30 Yr Pass Thru (6 month LIBOR + 2.122%) (B)	4.872	07-01-33	407	425
30 Yr Pass Thru	5.000	03-01-34	1,219,819	1,295,364
30 Yr Pass Thru	5.000	12-01-34	5,146	5,470
30 Yr Pass Thru	5.000	02-01-36	1,600,087	1,705,793
30 Yr Pass Thru	5.000	11-01-36	302,241	322,302
30 Yr Pass Thru	5.000	08-01-40	3,432,338	3,664,250
30 Yr Pass Thru	5.000	09-01-40	900,043	961,418
30 Yr Pass Thru	5.000	09-01-40	2,631,460	2,809,259
30 Yr Pass Thru	5.000	02-01-41	2,236,211	2,387,304
30 Yr Pass Thru	5.000	03-01-41	2,023,924	2,160,673
30 Yr Pass Thru	5.000	04-01-41	1,616,762	1,739,137
30 Yr Pass Thru	5.000	07-01-42	1,978,324	2,111,993
30 Yr Pass Thru	5.500	12-01-34	68,327	74,194
30 Yr Pass Thru	6.500	01-01-39	1,592,129	1,800,108
30 Yr Pass Thru	7.000	09-01-31	136	154
30 Yr Pass Thru	7.000	09-01-31	136	154
30 Yr Pass Thru	7.000	09-01-31	2,351	2,669
30 Yr Pass Thru	7.000	01-01-32	110	125
30 Yr Pass Thru	7.000	05-01-32	123	140
30 Yr Pass Thru	7.000	06-01-32	142	160
30 Yr Pass Thru	7.500	09-01-29	75	85
30 Yr Pass Thru	7.500	12-01-29	75	85
30 Yr Pass Thru	7.500	12-01-30	28	32
30 Yr Pass Thru	7.500	01-01-31	34	39
30 Yr Pass Thru	7.500	05-01-31	358	408
30 Yr Pass Thru	7.500	08-01-31	158	177
Government National Mortgage Association
30 Yr Pass Thru	4.000	02-15-41	2,161,982	2,238,507
30 Yr Pass Thru	5.000	04-15-35	3,954	4,184
30 Yr Pass Thru	5.000	04-15-35	2,008	2,123
30 Yr Pass Thru	5.500	03-15-35	4,542	4,903
30 Yr Pass Thru	6.000	03-15-33	2,695	2,989
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	5

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
30 Yr Pass Thru	6.000	06-15-33	1,034	$1,143
30 Yr Pass Thru	6.500	09-15-28	378	415
30 Yr Pass Thru	6.500	09-15-29	192	211
30 Yr Pass Thru	6.500	08-15-31	308	343
30 Yr Pass Thru	7.000	04-15-29	852	950

30 Yr Pass Thru	8.000	10-15-26	399	444
Foreign government obligations 0.4%				$57,469,054
(Cost $60,550,117)
Argentina 0.1%				19,173,360
Provincia de Buenos Aires Bond (C)	7.875	06-15-27	7,380,000	5,904,000
Republic of Argentina Bond	5.875	01-11-28	17,012,000	13,269,360
Qatar 0.1%				12,056,708
Government of Qatar Bond (C)	5.103	04-23-48	11,175,000	12,056,708
Saudi Arabia 0.2%				26,238,986
Kingdom of Saudi Arabia Bond	4.375	04-16-29	25,725,000	26,238,986

Corporate bonds 42.1%				$6,050,865,643
(Cost $6,094,206,773)
Communication services 5.0%				714,681,948
Diversified telecommunication services 1.6%
AT&T, Inc.	4.350	03-01-29	23,154,000	23,045,763
C&W Senior Financing DAC (C)	6.875	09-15-27	10,805,000	10,588,900
Cablevision SA (C)	6.500	06-15-21	9,120,000	8,976,725
Cincinnati Bell, Inc. (A)(C)	7.000	07-15-24	20,290,000	18,362,450
GCI LLC	6.875	04-15-25	9,728,000	9,922,560
Liquid Telecommunications Financing PLC (C)	8.500	07-13-22	11,730,000	12,229,217
Radiate Holdco LLC (A)(C)	6.625	02-15-25	12,650,000	11,891,000
Radiate Holdco LLC (C)	6.875	02-15-23	4,594,000	4,456,180
Sprint Spectrum Company LLC (C)	3.360	03-20-23	8,287,813	8,246,373
Telecom Italia Capital SA	7.200	07-18-36	18,705,000	18,746,151
Telecom Italia SpA (C)	5.303	05-30-24	13,015,000	12,722,163
UPC Holding BV (C)	5.500	01-15-28	11,040,000	11,343,600
Verizon Communications, Inc.	4.400	11-01-34	13,949,000	13,962,997
Verizon Communications, Inc.	4.672	03-15-55	12,740,000	12,411,814
Verizon Communications, Inc.	4.862	08-21-46	36,429,000	37,457,912
Verizon Communications, Inc.	5.012	08-21-54	11,559,000	11,873,976
West Corp. (C)	8.500	10-15-25	5,850,000	4,831,866
Entertainment 0.5%
Activision Blizzard, Inc.	3.400	09-15-26	14,358,000	13,696,029
Lions Gate Capital Holdings LLC (C)	5.875	11-01-24	8,795,000	8,904,938
Netflix, Inc.	4.875	04-15-28	13,385,000	13,033,644
Netflix, Inc. (C)	5.875	11-15-28	23,110,000	24,070,221
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	13,438,000	13,362,583
Interactive media and services 0.1%
Rackspace Hosting, Inc. (A)(C)	8.625	11-15-24	13,786,000	12,062,750
Media 2.3%
Altice Financing SA (C)	6.625	02-15-23	10,820,000	11,117,442
Cablevision Systems Corp.	5.875	09-15-22	10,805,000	11,146,033
CBS Corp.	3.375	03-01-22	7,360,000	7,334,960
6	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Media (continued)
CBS Corp.	3.700	08-15-24	11,475,000	$11,400,750
Cengage Learning, Inc. (A)(C)	9.500	06-15-24	15,355,000	12,783,038
Charter Communications Operating LLC	4.200	03-15-28	30,755,000	29,861,432
Charter Communications Operating LLC	5.750	04-01-48	32,830,000	32,856,547
Charter Communications Operating LLC	6.484	10-23-45	29,020,000	31,213,297
Clear Channel Worldwide Holdings, Inc.	6.500	11-15-22	11,972,000	12,241,370
CSC Holdings LLC (C)	5.375	02-01-28	7,545,000	7,412,963
CSC Holdings LLC (C)	5.500	04-15-27	9,225,000	9,271,125
CSC Holdings LLC (C)	7.500	04-01-28	11,010,000	11,615,550
McGraw-Hill Global Education Holdings LLC (A)(C)	7.875	05-15-24	10,220,000	8,227,100
MDC Partners, Inc. (A)(C)	6.500	05-01-24	13,462,000	11,644,630
Myriad International Holdings BV (C)	4.850	07-06-27	4,575,000	4,589,320
Myriad International Holdings BV (C)	5.500	07-21-25	18,235,000	19,010,334
National CineMedia LLC	6.000	04-15-22	5,671,000	5,734,232
Sirius XM Radio, Inc. (C)	5.000	08-01-27	28,554,000	27,910,964
Sirius XM Radio, Inc. (C)	5.375	07-15-26	14,590,000	14,626,475
Tribune Media Company	5.875	07-15-22	14,200,000	14,448,500
Warner Media LLC	3.800	02-15-27	15,321,000	14,899,081
WMG Acquisition Corp. (C)	4.875	11-01-24	6,456,000	6,407,580
WMG Acquisition Corp. (C)	5.500	04-15-26	9,627,000	9,687,169
Wireless telecommunication services 0.5%
CC Holdings GS V LLC	3.849	04-15-23	13,076,000	13,161,331
Comunicaciones Celulares SA (A)(C)	6.875	02-06-24	8,530,000	8,828,550
Millicom International Cellular SA (C)	5.125	01-15-28	4,100,000	3,925,750
MTN Mauritius Investments, Ltd. (C)	4.755	11-11-24	11,810,000	11,161,170
Oztel Holdings SPC, Ltd. (C)	6.625	04-24-28	12,450,000	12,157,276
Sprint Capital Corp.	6.875	11-15-28	10,604,000	10,464,823
Sprint Corp.	7.875	09-15-23	12,485,000	13,343,344
Consumer discretionary 3.6%				510,144,599
Auto components 0.2%
Lear Corp.	5.250	01-15-25	13,462,000	13,817,549
Nemak SAB de CV (C)	4.750	01-23-25	9,775,000	9,457,313
Automobiles 1.5%
Daimler Finance North America LLC (C)	3.750	11-05-21	23,111,000	23,293,421
Ford Motor Company	4.750	01-15-43	10,094,000	7,726,632
Ford Motor Credit Company LLC	3.336	03-18-21	13,505,000	13,252,994
Ford Motor Credit Company LLC	3.813	10-12-21	33,945,000	33,500,445
Ford Motor Credit Company LLC	5.875	08-02-21	32,935,000	34,033,991
General Motors Company	4.875	10-02-23	26,694,000	27,545,853
General Motors Financial Company, Inc.	3.550	04-09-21	13,360,000	13,362,810
General Motors Financial Company, Inc.	4.000	01-15-25	22,994,000	22,086,013
General Motors Financial Company, Inc.	4.300	07-13-25	18,937,000	18,491,368
JB Poindexter & Company, Inc. (C)	7.125	04-15-26	4,032,000	3,961,440
Mclaren Finance PLC (C)	5.750	08-01-22	3,425,000	3,235,738
Nissan Motor Acceptance Corp. (C)	3.650	09-21-21	10,915,000	10,863,974
Diversified consumer services 0.1%
Graham Holdings Company (C)	5.750	06-01-26	4,640,000	4,779,200
Laureate Education, Inc. (C)	8.250	05-01-25	8,575,000	9,261,000
Hotels, restaurants and leisure 0.5%
CCM Merger, Inc. (C)	6.000	03-15-22	10,190,000	10,406,538
Eldorado Resorts, Inc. (C)	6.000	09-15-26	6,670,000	6,786,725
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	7

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure (continued)
Eldorado Resorts, Inc.	7.000	08-01-23	4,535,000	$4,750,413
GLP Capital LP	5.375	04-15-26	12,342,000	12,751,631
Hilton Domestic Operating Company, Inc. (C)	5.125	05-01-26	7,593,000	7,628,763
Hilton Grand Vacations Borrower LLC	6.125	12-01-24	6,962,000	7,170,860
International Game Technology PLC (C)	6.500	02-15-25	8,315,000	8,845,081
Jacobs Entertainment, Inc. (C)	7.875	02-01-24	8,275,000	8,668,063
Waterford Gaming LLC (C)(D)(E)	8.625	09-15-14	440,015	0
Wyndham Destinations, Inc.	5.400	04-01-24	8,934,000	8,978,670
Internet and direct marketing retail 1.0%
Amazon.com, Inc.	3.150	08-22-27	32,055,000	31,591,065
Amazon.com, Inc.	4.050	08-22-47	17,657,000	17,719,679
Expedia Group, Inc.	3.800	02-15-28	31,115,000	29,418,534
Expedia Group, Inc.	5.000	02-15-26	31,037,000	32,104,707
QVC, Inc.	4.375	03-15-23	12,872,000	12,978,196
QVC, Inc.	5.125	07-02-22	8,809,000	9,173,990
QVC, Inc.	5.450	08-15-34	10,129,000	9,313,977
Leisure products 0.1%
Vista Outdoor, Inc. (A)	5.875	10-01-23	10,612,000	9,975,280
Multiline retail 0.2%
Dollar Tree, Inc.	4.200	05-15-28	34,820,000	33,212,686
Consumer staples 0.8%				117,844,798
Beverages 0.4%
Anheuser-Busch InBev Worldwide, Inc.	4.600	04-15-48	17,105,000	15,765,321
Constellation Brands, Inc.	3.200	02-15-23	13,513,000	13,319,472
Keurig Dr. Pepper, Inc. (C)	3.551	05-25-21	28,677,000	28,836,583
Food and staples retailing 0.1%
Alimentation Couche-Tard, Inc. (C)	2.700	07-26-22	12,455,000	12,078,846
Simmons Foods, Inc. (C)	5.750	11-01-24	9,570,000	7,895,250
Food products 0.2%
Conagra Brands, Inc.	3.800	10-22-21	8,938,000	9,014,062
Kraft Heinz Foods Company (C)	4.875	02-15-25	11,657,000	11,842,841
Personal products 0.1%
Natura Cosmeticos SA (C)	5.375	02-01-23	18,915,000	19,092,423
Energy 5.6%				808,079,929
Energy equipment and services 0.5%
Archrock Partners LP	6.000	04-01-21	15,734,000	15,655,330
Archrock Partners LP	6.000	10-01-22	13,783,000	13,645,170
CSI Compressco LP	7.250	08-15-22	20,411,000	18,216,818
CSI Compressco LP (C)	7.500	04-01-25	16,308,000	15,818,760
Inkia Energy, Ltd. (A)(C)	5.875	11-09-27	4,600,000	4,427,500
Oil, gas and consumable fuels 5.1%
Andeavor Logistics LP	4.250	12-01-27	7,928,000	7,793,672
Andeavor Logistics LP	5.250	01-15-25	4,997,000	5,081,957
Andeavor Logistics LP	6.375	05-01-24	12,574,000	13,171,265
Andeavor Logistics LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (F)	6.875	02-15-23	7,945,000	7,706,650
Antero Midstream Partners LP	5.375	09-15-24	12,852,000	12,852,000
Antero Resources Corp.	5.125	12-01-22	17,440,000	17,467,904
Cenovus Energy, Inc.	4.450	09-15-42	15,104,000	12,601,868
Cheniere Corpus Christi Holdings LLC	5.125	06-30-27	22,072,000	22,513,440
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	7,805,000	8,312,403
8	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Chesapeake Energy Corp. (A)	7.500	10-01-26	8,772,000	$8,662,350
Cimarex Energy Company	4.375	06-01-24	9,814,000	9,997,116
Colorado Interstate Gas Company LLC (C)	4.150	08-15-26	9,455,000	9,500,540
Columbia Pipeline Group, Inc.	4.500	06-01-25	10,745,000	11,030,024
Continental Resources, Inc.	5.000	09-15-22	28,866,000	29,154,230
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (F)	7.375	12-15-22	17,882,000	17,203,378
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR + 3.850%) (C)	5.850	05-21-43	24,880,000	22,018,800
Diamondback Energy, Inc. (C)	4.750	11-01-24	10,392,000	10,508,910
Enable Midstream Partners LP	4.950	05-15-28	22,235,000	22,156,842
Enbridge Energy Partners LP	4.375	10-15-20	19,962,000	20,321,211
Enbridge, Inc. (5.500% to 7-15-27, then 3 month LIBOR + 3.418%)	5.500	07-15-77	19,420,000	17,875,333
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	14,073,000	13,844,042
Energy Transfer LP	5.875	01-15-24	9,565,000	10,258,463
Energy Transfer Operating LP	4.200	04-15-27	5,262,000	5,130,677
Energy Transfer Operating LP	5.150	03-15-45	15,170,000	14,178,662
Energy Transfer Partners LP	5.000	10-01-22	2,134,000	2,218,771
Energy Transfer Partners LP	5.875	03-01-22	1,450,000	1,535,678
Enterprise Products Operating LLC (5.250% to 8-16-27, then 3 month LIBOR + 3.033%)	5.250	08-16-77	29,932,000	27,450,811
Husky Energy, Inc.	3.950	04-15-22	16,211,000	16,415,745
Kinder Morgan Energy Partners LP	7.750	03-15-32	9,445,000	11,883,388
MPLX LP	4.000	03-15-28	14,960,000	14,492,175
MPLX LP	4.800	02-15-29	8,470,000	8,683,237
Murphy Oil Corp.	5.750	08-15-25	9,531,000	9,681,037
Newfield Exploration Company	5.625	07-01-24	7,612,000	8,140,083
Newfield Exploration Company	5.750	01-30-22	9,097,000	9,574,593
Nostrum Oil & Gas Finance BV (C)	7.000	02-16-25	7,218,000	4,228,723
ONEOK Partners LP	5.000	09-15-23	6,423,000	6,680,423
Parsley Energy LLC (C)	5.625	10-15-27	12,760,000	12,632,400
Petrobras Global Finance BV	7.375	01-17-27	22,803,000	25,060,497
Petroleos Mexicanos	4.875	01-24-22	16,153,000	16,056,082
Petroleos Mexicanos	5.375	03-13-22	4,020,000	4,028,643
Sabine Pass Liquefaction LLC	4.200	03-15-28	12,705,000	12,507,520
Sabine Pass Liquefaction LLC	5.000	03-15-27	12,756,000	13,251,758
Sabine Pass Liquefaction LLC	5.750	05-15-24	23,245,000	25,155,106
Sabine Pass Liquefaction LLC	5.875	06-30-26	8,155,000	8,902,484
SM Energy Company (A)	6.625	01-15-27	3,205,000	3,052,763
Sunoco Logistics Partners Operations LP	3.900	07-15-26	24,114,000	23,386,004
Sunoco Logistics Partners Operations LP	4.400	04-01-21	13,524,000	13,768,360
Sunoco Logistics Partners Operations LP	5.400	10-01-47	12,886,000	12,395,483
Tallgrass Energy Partners LP (C)	4.750	10-01-23	12,040,000	12,009,900
Tapstone Energy LLC (C)	9.750	06-01-22	4,410,000	3,561,075
Targa Resources Partners LP (C)	5.875	04-15-26	12,625,000	13,130,000
Teekay Offshore Partners LP (A)(C)	8.500	07-15-23	12,755,000	12,149,138
The Williams Companies, Inc.	3.750	06-15-27	18,140,000	17,572,269
The Williams Companies, Inc.	4.550	06-24-24	24,580,000	25,448,495
The Williams Companies, Inc.	5.750	06-24-44	16,185,000	17,050,723
WPX Energy, Inc.	5.250	09-15-24	5,040,000	5,021,100
YPF SA (C)	8.500	07-28-25	14,190,000	13,850,150
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	9

	Rate (%)	Maturity date	Par value^	Value
Financials 12.9%				$1,852,518,840
Banks 8.0%
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year U.S. ISDAFIX + 5.168%) (A)(C)(F)	6.750	06-15-26	10,390,000	10,914,695
Banco Santander SA	4.379	04-12-28	17,655,000	17,369,610
Bank of America Corp.	3.950	04-21-25	20,066,000	20,051,602
Bank of America Corp.	4.200	08-26-24	9,262,000	9,439,630
Bank of America Corp.	4.450	03-03-26	24,688,000	25,136,003
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR + 4.553%) (F)	6.300	03-10-26	28,675,000	31,227,075
Barclays Bank PLC	2.650	01-11-21	26,770,000	26,491,742
Barclays Bank PLC (C)	10.179	06-12-21	7,980,000	9,014,657
Barclays PLC	4.375	01-12-26	12,490,000	12,383,473
Barclays PLC (7.750% to 9-15-23, then 5 Year U.S. Swap Rate + 4.842%) (F)	7.750	09-15-23	15,049,000	15,011,378
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (C)(F)	7.000	08-16-28	7,365,000	7,365,000
BPCE SA (C)	4.500	03-15-25	17,855,000	17,734,798
BPCE SA (C)	5.700	10-22-23	15,370,000	16,114,154
Canadian Imperial Bank of Commerce	2.700	02-02-21	43,070,000	42,927,558
Citigroup, Inc.	2.350	08-02-21	27,035,000	26,558,786
Citigroup, Inc.	4.600	03-09-26	31,838,000	32,548,925
Citigroup, Inc.	5.500	09-13-25	9,079,000	9,806,082
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (F)	6.250	08-15-26	19,145,000	20,124,458
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR + 10.868%) (C)(F)	11.000	06-30-19	11,224,000	11,476,540
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (C)(F)	7.875	01-23-24	15,155,000	16,256,162
Danske Bank A/S (C)	5.000	01-12-22	15,789,000	16,110,759
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR + 3.033%) (F)	5.100	06-30-23	11,769,000	11,239,395
Freedom Mortgage Corp. (C)	8.125	11-15-24	13,759,000	12,899,063
Freedom Mortgage Corp. (C)	8.250	04-15-25	5,630,000	5,292,200
HSBC Holdings PLC (3.950% to 5-18-23, then 3 month LIBOR + 0.987%)	3.950	05-18-24	28,195,000	28,464,852
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX + 3.705%) (F)	6.375	09-17-24	6,870,000	6,895,763
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (A)(F)	6.875	06-01-21	17,610,000	18,292,388
ING Bank NV (C)	5.800	09-25-23	15,659,000	16,676,753
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (A)(F)	6.500	04-16-25	7,180,000	7,154,870
JPMorgan Chase & Co.	2.400	06-07-21	31,060,000	30,621,733
JPMorgan Chase & Co.	3.200	06-15-26	18,762,000	18,212,589
JPMorgan Chase & Co. (3.514% to 6-18-21, then 3 month LIBOR + 0.610%)	3.514	06-18-22	38,705,000	39,063,311
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (F)	6.750	02-01-24	18,898,000	20,777,028
Lloyds Banking Group PLC	4.450	05-08-25	42,450,000	43,418,838
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (F)	7.500	06-27-24	17,125,000	17,655,875
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (F)	5.125	11-01-26	12,207,000	12,100,189
Manufacturers & Traders Trust Company (3 month LIBOR + 0.640%) (B)	3.266	12-01-21	9,230,000	9,177,234
Mitsubishi UFJ Financial Group, Inc.	3.218	03-07-22	36,765,000	36,780,708
PNC Bank NA (A)	2.450	07-28-22	25,280,000	24,807,199
PNC Bank NA	2.500	01-22-21	30,345,000	30,024,968
Regions Bank (3.374% to 8-13-20, then 3 month LIBOR + 0.500%)	3.374	08-13-21	27,956,000	27,955,134
Regions Financial Corp.	2.750	08-14-22	26,900,000	26,349,448
Regions Financial Corp.	3.800	08-14-23	10,485,000	10,598,619
Santander Holdings USA, Inc.	3.400	01-18-23	14,092,000	13,832,040
Santander Holdings USA, Inc.	3.700	03-28-22	25,130,000	25,114,601
Santander Holdings USA, Inc.	4.450	12-03-21	17,814,000	18,192,066
Santander UK Group Holdings PLC (C)	4.750	09-15-25	14,195,000	13,807,988
10	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (C)(F)	7.375	09-13-21	17,145,000	$17,745,075
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX + 5.873%) (A)(C)(F)	8.000	09-29-25	15,520,000	16,373,600
SunTrust Bank	2.450	08-01-22	18,915,000	18,523,958
The PNC Financial Services Group, Inc.	3.500	01-23-24	12,183,000	12,284,358
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR + 3.040%) (F)	4.850	06-01-23	12,334,000	12,118,155
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR + 3.678%) (F)	6.750	08-01-21	30,258,000	32,073,480
The Royal Bank of Scotland Group PLC	3.875	09-12-23	20,565,000	20,384,114
The Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap Rate + 5.720%) (F)	8.000	08-10-25	12,630,000	13,419,375
The Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap Rate + 7.598%) (F)	8.625	08-15-21	21,945,000	23,531,624
Wells Fargo & Company (3 month LIBOR + 3.770%) (B)(F)	6.558	06-15-19	13,887,000	13,991,153
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (F)	5.875	06-15-25	43,991,000	46,355,516
Capital markets 1.2%
Ares Capital Corp.	3.625	01-19-22	14,776,000	14,518,706
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate + 4.598%) (C)(F)	7.500	12-11-23	9,655,000	10,330,850
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (C)(F)	7.500	07-17-23	16,525,000	17,002,573
FS KKR Capital Corp.	4.250	01-15-20	8,205,000	8,235,638
Macquarie Bank, Ltd. (A)(C)	4.875	06-10-25	17,725,000	18,038,369
Morgan Stanley	3.875	01-27-26	14,048,000	14,093,383
Stifel Financial Corp.	4.250	07-18-24	11,763,000	11,858,726
The Goldman Sachs Group, Inc.	3.850	01-26-27	40,291,000	39,489,099
UBS Group Funding Switzerland AG (2.859% to 8-15-22, then 3 month LIBOR + 0.954%) (C)	2.859	08-15-23	25,975,000	25,396,871
UBS Group Funding Switzerland AG (7.000% to 1-31-24, then 5 Year U.S. Swap Rate + 4.344%) (C)(F)	7.000	01-31-24	16,228,000	16,341,596
Consumer finance 1.3%
Ally Financial, Inc.	5.125	09-30-24	26,198,000	27,507,900
American Express Company	2.500	08-01-22	26,870,000	26,308,008
Capital One Financial Corp.	3.450	04-30-21	26,905,000	27,033,168
Capital One Financial Corp.	3.500	06-15-23	12,410,000	12,281,801
Capital One Financial Corp.	3.900	01-29-24	12,275,000	12,333,336
Credit Acceptance Corp.	6.125	02-15-21	11,459,000	11,487,648
Credito Real SAB de CV (A)(C)	7.250	07-20-23	6,865,000	6,967,975
Credito Real SAB de CV (9.125% to 11-29-22, then 10 Year CMT + 7.026%) (C)(F)	9.125	11-29-22	9,375,000	8,871,188
Discover Financial Services	3.950	11-06-24	25,108,000	24,850,922
Discover Financial Services	4.100	02-09-27	6,489,000	6,314,892
Discover Financial Services	5.200	04-27-22	2,750,000	2,877,341
Enova International, Inc. (C)	8.500	09-01-24	3,051,000	2,921,333
Enova International, Inc. (C)	8.500	09-15-25	14,087,000	13,347,433
Springleaf Finance Corp.	6.875	03-15-25	5,750,000	5,893,750
Diversified financial services 0.6%
ASP AMC Merger Sub, Inc. (C)	8.000	05-15-25	11,796,000	5,485,140
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (C)	6.125	11-30-21	512,653	516,498
Jefferies Financial Group, Inc.	5.500	10-18-23	13,981,000	14,545,533
Jefferies Group LLC	4.150	01-23-30	17,220,000	15,035,813
Jefferies Group LLC	4.850	01-15-27	17,835,000	17,244,863
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	11

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Refinitiv US Holdings, Inc. (C)	6.250	05-15-26	2,370,000	$2,393,700
Refinitiv US Holdings, Inc. (C)	8.250	11-15-26	3,750,000	3,669,141
Trident Merger Sub, Inc. (C)	6.625	11-01-25	4,032,000	3,800,160
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%)	5.650	05-15-53	26,552,000	26,296,835
Insurance 1.4%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375	09-01-24	14,550,000	14,712,931
AXA SA	8.600	12-15-30	6,924,000	9,034,158
Brighthouse Financial, Inc.	3.700	06-22-27	28,385,000	25,478,397
CNO Financial Group, Inc.	5.250	05-30-25	16,340,000	16,748,500
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR + 3.576%) (C)	7.800	03-07-87	22,486,000	25,634,040
MetLife, Inc. (6.400% to 12-15-36, then 3 month LIBOR + 2.205%)	6.400	12-15-66	11,718,000	12,421,080
MetLife, Inc. (9.250% to 4-8-38, then 3 month LIBOR + 5.540%) (C)	9.250	04-08-68	5,570,000	7,380,250
Nationstar Mortgage Holdings, Inc. (C)	8.125	07-15-23	8,821,000	8,975,368
Nationstar Mortgage Holdings, Inc. (C)	9.125	07-15-26	7,037,000	7,195,333
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX + 3.650%) (C)	5.100	10-16-44	14,480,000	14,842,000
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR + 4.175%)	5.875	09-15-42	35,201,000	37,145,855
Teachers Insurance & Annuity Association of America (C)	4.270	05-15-47	17,920,000	17,643,252
Thrifts and mortgage finance 0.4%
Ladder Capital Finance Holdings LLLP (C)	5.250	03-15-22	3,350,000	3,400,250
Ladder Capital Finance Holdings LLLP (C)	5.250	10-01-25	7,640,000	7,181,600
MGIC Investment Corp.	5.750	08-15-23	3,176,000	3,311,933
Quicken Loans, Inc. (C)	5.250	01-15-28	12,835,000	11,695,894
Quicken Loans, Inc. (C)	5.750	05-01-25	15,125,000	14,928,375
Radian Group, Inc.	4.500	10-01-24	7,901,000	7,683,723
Radian Group, Inc. (A)	5.250	06-15-20	5,191,000	5,268,865
Stearns Holdings LLC (A)(C)	9.375	08-15-20	2,450,000	2,278,500
Health care 2.5%				352,594,032
Biotechnology 0.3%
Celgene Corp.	3.250	02-20-23	13,681,000	13,562,352
Shire Acquisitions Investments Ireland DAC	3.200	09-23-26	25,109,000	23,543,809
Health care equipment and supplies 0.1%
Boston Scientific Corp.	3.450	03-01-24	14,206,000	14,252,334
Health care providers and services 1.7%
Centene Corp. (C)	5.375	06-01-26	12,892,000	13,375,450
CVS Health Corp.	3.350	03-09-21	37,570,000	37,673,668
CVS Health Corp.	5.050	03-25-48	36,725,000	36,391,410
DaVita, Inc.	5.000	05-01-25	23,181,000	22,362,711
Express Scripts Holding Company	2.600	11-30-20	26,236,000	25,982,848
HCA, Inc.	5.250	04-15-25	14,884,000	15,772,394
HCA, Inc.	5.250	06-15-26	16,763,000	17,676,637
HCA, Inc.	7.500	02-15-22	11,870,000	13,012,488
MEDNAX, Inc. (C)	5.250	12-01-23	13,076,000	13,223,105
MEDNAX, Inc. (A)(C)	6.250	01-15-27	11,910,000	11,976,101
Select Medical Corp.	6.375	06-01-21	14,438,000	14,492,143
Team Health Holdings, Inc. (A)(C)	6.375	02-01-25	3,197,000	2,537,619
Universal Health Services, Inc. (C)	4.750	08-01-22	12,840,000	12,968,400
Universal Health Services, Inc. (C)	5.000	06-01-26	12,431,000	12,586,388
Life sciences tools and services 0.1%
IQVIA, Inc. (C)	4.875	05-15-23	7,345,000	7,455,175
12	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Health care (continued)
Pharmaceuticals 0.3%
Bausch Health Companies, Inc. (C)	6.125	04-15-25	20,915,000	$20,130,688
Bayer US Finance II LLC (C)	3.500	06-25-21	11,080,000	11,064,619
Teva Pharmaceutical Finance Netherlands III BV	6.750	03-01-28	12,280,000	12,553,693
Industrials 4.9%				702,350,809
Aerospace and defense 0.5%
Arconic, Inc.	5.125	10-01-24	14,578,000	14,432,220
Huntington Ingalls Industries, Inc. (C)	5.000	11-15-25	24,600,000	25,092,000
Kratos Defense & Security Solutions, Inc. (C)	6.500	11-30-25	11,415,000	11,828,794
Textron, Inc.	7.250	10-01-19	2,790,000	2,857,508
TransDigm, Inc. (C)	6.250	03-15-26	13,496,000	13,833,400
Air freight and logistics 0.1%
XPO Logistics, Inc. (C)	6.500	06-15-22	10,878,000	11,068,365
Airlines 2.3%
Air Canada 2013-1 Class A Pass Through Trust (C)	4.125	11-15-26	11,426,733	11,521,574
Air Canada 2017-1 Class B Pass Through Trust (C)	3.700	07-15-27	14,265,873	13,758,008
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	482,857	505,744
American Airlines 2000-1 Pass Through Trust	6.977	11-23-22	3,185,370	3,303,547
American Airlines 2013-2 Class A Pass Through Trust	4.950	07-15-24	15,441,895	15,905,152
American Airlines 2015-1 Class A Pass Through Trust	3.375	11-01-28	20,757,568	20,097,478
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	7,630,713	7,455,970
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	20,118,333	20,043,895
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	7,938,000	7,767,333
American Airlines 2017-1 Class AA Pass Through Trust	3.650	02-15-29	13,720,500	13,454,322
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	7,350,552	7,063,881
Azul Investments LLP (A)(C)	5.875	10-26-24	13,095,000	12,584,295
British Airways 2013-1 Class A Pass Through Trust (C)	4.625	06-20-24	12,040,157	12,437,483
British Airways 2013-1 Class B Pass Through Trust (C)	5.625	12-20-21	1,151,431	1,165,594
British Airways 2018-1 Class A Pass Through Trust (C)	4.125	03-20-33	7,986,128	8,027,656
Continental Airlines 2007-1 Class A Pass Through Trust	5.983	10-19-23	8,260,486	8,641,294
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	958,142	975,868
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	5,031,054	5,317,321
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	697,338	699,290
Delta Air Lines, Inc.	3.625	03-15-22	24,590,000	24,506,614
Delta Air Lines, Inc.	3.800	04-19-23	10,388,000	10,335,852
Delta Air Lines, Inc.	4.375	04-19-28	21,730,000	20,867,161
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	3,609,673	3,661,292
United Airlines 2014-2 Class A Pass Through Trust	3.750	03-03-28	21,079,645	20,993,218
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	11,363,928	11,426,429
United Airlines 2016-1 Class A Pass Through Trust	3.450	01-07-30	13,434,331	12,836,503
United Airlines 2016-1 Class B Pass Through Trust	3.650	01-07-26	24,426,910	23,694,102
United Airlines 2018-1 Class B Pass Through Trust	4.600	03-01-26	5,258,000	5,269,042
United Airlines 2019-1 Class A Pass Through Trust	4.550	02-25-33	12,225,000	12,391,260
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	4,281,195	4,544,489
US Airways 2012-1 Class A Pass Through Trust	5.900	04-01-26	4,775,128	5,099,837
Building products 0.1%
Masco Corp.	4.450	04-01-25	7,870,000	7,973,012
Owens Corning	4.200	12-15-22	8,243,000	8,317,426
Commercial services and supplies 0.2%
LSC Communications, Inc. (A)(C)	8.750	10-15-23	9,168,000	9,786,840
Prime Security Services Borrower LLC (C)	9.250	05-15-23	6,488,000	6,841,596
Tervita Escrow Corp. (C)	7.625	12-01-21	11,267,000	11,238,833
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	13

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.2%
AECOM	5.125	03-15-27	22,261,000	$21,120,124
Tutor Perini Corp. (A)(C)	6.875	05-01-25	3,182,000	3,158,135
Industrial conglomerates 0.2%
3M Company	3.250	02-14-24	20,515,000	20,813,552
General Electric Company (3 month LIBOR + 0.480%) (B)	3.164	08-15-36	4,395,000	3,339,640
Professional services 0.4%
Equifax, Inc.	7.000	07-01-37	3,645,000	3,990,934
IHS Markit, Ltd. (C)	4.000	03-01-26	15,244,000	14,806,955
IHS Markit, Ltd. (C)	4.750	02-15-25	6,967,000	7,111,287
IHS Markit, Ltd.	4.750	08-01-28	16,800,000	16,912,560
IHS Markit, Ltd. (C)	5.000	11-01-22	5,886,000	6,070,820
Verisk Analytics, Inc.	4.000	06-15-25	16,576,000	16,782,781
Trading companies and distributors 0.9%
AerCap Ireland Capital DAC	4.625	10-30-20	17,535,000	17,815,185
AerCap Ireland Capital DAC	5.000	10-01-21	16,850,000	17,310,238
Ahern Rentals, Inc. (C)	7.375	05-15-23	19,243,000	17,751,668
Aircastle, Ltd.	4.400	09-25-23	9,561,000	9,513,533
Aircastle, Ltd.	5.500	02-15-22	11,687,000	12,088,807
Ashtead Capital, Inc. (C)	4.375	08-15-27	13,870,000	13,332,538
Avolon Holdings Funding, Ltd. (C)	5.125	10-01-23	12,157,000	12,278,570
H&E Equipment Services, Inc.	5.625	09-01-25	7,015,000	6,944,850
United Rentals North America, Inc.	4.875	01-15-28	18,395,000	17,563,546
United Rentals North America, Inc.	5.500	07-15-25	13,715,000	14,023,588
Information technology 3.2%				466,745,313
Communications equipment 0.5%
CommScope Finance LLC (C)	8.250	03-01-27	17,245,000	17,892,550
Motorola Solutions, Inc.	4.600	02-23-28	28,409,000	27,845,631
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	25,690,000	25,955,418
Electronic equipment, instruments and components 0.2%
Tech Data Corp.	4.950	02-15-27	27,113,000	26,983,725
Trimble, Inc.	4.900	06-15-28	4,917,000	4,882,610
IT services 0.2%
Banff Merger Sub, Inc. (C)	9.750	09-01-26	11,741,000	11,374,094
VeriSign, Inc.	4.750	07-15-27	7,792,000	7,694,600
VeriSign, Inc.	5.250	04-01-25	9,210,000	9,566,888
Semiconductors and semiconductor equipment 1.4%
Advanced Micro Devices, Inc. (A)	7.000	07-01-24	9,054,000	9,506,700
Lam Research Corp.	3.750	03-15-26	17,915,000	17,917,876
Lam Research Corp.	4.875	03-15-49	14,789,000	14,796,998
Marvell Technology Group, Ltd.	4.875	06-22-28	22,405,000	22,544,478
Microchip Technology, Inc. (C)	3.922	06-01-21	14,290,000	14,241,532
Microchip Technology, Inc. (C)	4.333	06-01-23	32,091,000	32,048,731
Micron Technology, Inc.	4.640	02-06-24	9,750,000	9,796,483
Micron Technology, Inc.	5.327	02-06-29	28,631,000	28,683,745
NXP BV (C)	4.625	06-01-23	32,535,000	33,163,902
NXP BV (C)	4.875	03-01-24	14,140,000	14,547,798
Qorvo, Inc. (C)	5.500	07-15-26	6,239,000	6,363,780
Software 0.3%
Citrix Systems, Inc.	4.500	12-01-27	19,006,000	18,214,570
j2 Cloud Services LLC (C)	6.000	07-15-25	6,303,000	6,471,479
Microsoft Corp.	4.450	11-03-45	17,214,000	18,745,492
14	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Technology hardware, storage and peripherals 0.6%
Dell International LLC (C)	6.020	06-15-26	36,045,000	$38,224,909
Dell International LLC (C)	8.350	07-15-46	32,423,000	37,943,214
Western Digital Corp.	4.750	02-15-26	11,998,000	11,338,110
Materials 1.5%				215,726,902
Chemicals 0.8%
Braskem Finance, Ltd. (C)	7.000	05-07-20	12,925,000	13,422,742
Braskem Netherlands Finance BV (C)	4.500	01-10-28	16,700,000	16,407,750
Cydsa SAB de CV (C)	6.250	10-04-27	13,280,000	12,632,600
Mexichem SAB de CV (C)	5.500	01-15-48	21,970,000	20,265,128
Syngenta Finance NV (C)	4.441	04-24-23	25,935,000	25,939,443
Syngenta Finance NV (C)	5.676	04-24-48	8,210,000	7,334,810
The Chemours Company	6.625	05-15-23	21,531,000	22,339,489
Construction materials 0.2%
Cemex SAB de CV (C)	6.125	05-05-25	14,390,000	14,731,763
U.S. Concrete, Inc.	6.375	06-01-24	4,930,000	4,856,050
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (C)	6.000	02-15-25	13,710,000	13,538,625
Greif, Inc. (C)	6.500	03-01-27	2,901,000	2,955,394
Klabin Finance SA (C)	4.875	09-19-27	14,094,000	13,625,375
Metals and mining 0.2%
Anglo American Capital PLC (C)	4.750	04-10-27	12,725,000	12,632,340
Commercial Metals Company	5.375	07-15-27	5,017,000	4,697,166
First Quantum Minerals, Ltd. (A)(C)	6.875	03-01-26	8,250,000	7,713,750
First Quantum Minerals, Ltd. (C)	7.500	04-01-25	5,100,000	4,921,500
Vedanta Resources PLC (C)	6.375	07-30-22	3,882,000	3,668,102
Paper and forest products 0.1%
Norbord, Inc. (C)	6.250	04-15-23	7,025,000	7,183,063
Suzano Austria GmbH (C)	6.000	01-15-29	6,460,000	6,861,812
Real estate 0.7%				106,254,389
Equity real estate investment trusts 0.7%
American Homes 4 Rent LP	4.250	02-15-28	18,105,000	17,653,897
American Tower Corp.	3.550	07-15-27	27,060,000	25,952,957
American Tower Corp.	4.700	03-15-22	11,649,000	12,066,734
Equinix, Inc.	5.375	05-15-27	11,766,000	12,177,810
Omega Healthcare Investors, Inc.	4.500	01-15-25	8,455,000	8,414,314
Ventas Realty LP	3.500	02-01-25	13,534,000	13,338,860
VEREIT Operating Partnership LP	4.600	02-06-24	16,387,000	16,649,817
Utilities 1.4%				203,924,084
Electric utilities 0.5%
ABY Transmision Sur SA (C)	6.875	04-30-43	9,550,092	10,624,477
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate + 3.709%) (C)(F)	5.250	01-29-23	24,220,000	24,098,900
Emera US Finance LP	3.550	06-15-26	9,516,000	9,128,403
Empresa Electrica Angamos SA (A)(C)	4.875	05-25-29	10,207,340	10,207,442
Instituto Costarricense de Electricidad (C)	6.375	05-15-43	9,730,000	7,784,000
Israel Electric Corp., Ltd. (C)	6.875	06-21-23	6,630,000	7,356,641
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR + 4.199%) (F)	6.250	02-01-22	5,830,000	5,596,800
Gas utilities 0.0%
AmeriGas Partners LP	5.500	05-20-25	9,191,000	9,099,090
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	15

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Independent power and renewable electricity producers 0.8%
Clearway Energy Operating LLC	5.375	08-15-24	12,429,000	$12,180,420
Greenko Dutch BV (C)	4.875	07-24-22	11,885,000	11,516,565
Greenko Dutch BV (C)	5.250	07-24-24	7,035,000	6,598,830
LLPL Capital Pte, Ltd. (C)	6.875	02-04-39	3,638,000	3,741,676
NextEra Energy Capital Holdings, Inc.	3.550	05-01-27	27,210,000	26,554,628
NextEra Energy Operating Partners LP (C)	4.500	09-15-27	5,100,000	4,845,000
NRG Energy, Inc.	6.250	05-01-24	25,218,000	26,064,064
NRG Energy, Inc.	6.625	01-15-27	17,455,000	18,589,575
Multi-utilities 0.1%

CenterPoint Energy, Inc.	2.500	09-01-22	10,300,000	9,937,573
Convertible bonds 0.1%				$8,950,266
(Cost $9,178,771)
Utilities 0.1%				8,950,266
Independent power and renewable electricity producers 0.1%

Clearway Energy, Inc. (C)	3.250	06-01-20	9,235,000	8,950,266
Capital preferred securities 0.0%				$4,731,179
(Cost $4,471,001)
Financials 0.0%				4,731,179
Capital markets 0.0%

State Street Corp. (3 month LIBOR + 1.000%) (B)	3.788	06-01-77	5,988,000	4,731,179
Term loans (G) 0.3%				$34,876,097
(Cost $35,642,451)
Communication services 0.1%				12,517,618
Entertainment 0.1%
Metro-Goldwyn-Mayer, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 4.500%)	7.000	07-03-26	10,990,000	10,701,513
Interactive media and services 0.0%
Ancestry.com Operations, Inc., 2017 1st Lien Term Loan (1 month LIBOR + 3.250%)	5.750	10-19-23	1,828,300	1,816,105
Energy 0.1%				4,427,362
Energy equipment and services 0.1%
FTS International, Inc., New Term Loan B (1 month LIBOR + 4.750%)	7.243	04-16-21	4,439,838	4,427,362
Financials 0.0%				4,126,117
Capital markets 0.0%
LSF9 Atlantis Holdings LLC, 2017 Term Loan (1 month LIBOR + 6.000%)	8.513	05-01-23	4,571,875	4,126,117
Health care 0.1%				13,805,000
Health care providers and services 0.1%

Concentra, Inc., 2018 2nd Lien Term Loan (1 month LIBOR + 6.500%)	9.020	06-01-23	13,805,000	13,805,000
Collateralized mortgage obligations 5.3%				$754,043,159
(Cost $772,914,420)
Commercial and residential 4.0%				575,930,214
Americold LLC
Series 2010-ARTA, Class C (C)	6.811	01-14-29	2,150,000	2,266,385
Series 2010-ARTA, Class D (C)	7.443	01-14-29	9,783,000	10,393,453
Angel Oak Mortgage Trust I LLC
Series 2018-1, Class A1 (C)(H)	3.258	04-27-48	3,675,837	3,663,048
Series 2018-3, Class A1 (C)(H)	3.649	09-25-48	9,504,137	9,511,263
16	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
AOA Mortgage Trust Series 2015-1177, Class C (C)(H)	3.010	12-13-29	6,611,000	$6,467,828
Arroyo Mortgage Trust Series 2018-1, Class A1 (C)(H)	3.763	04-25-48	32,882,552	32,848,384
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-5, Class XC IO (C)	0.029	10-10-45	2,620,649	6
BBCMS Mortgage Trust
Series 2018-TALL, Class B (1 month LIBOR + 0.971%) (B)(C)	3.460	03-15-37	13,921,000	13,781,513
Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (B)(C)	4.926	03-15-37	9,525,000	9,477,244
BBCMS Trust
Series 2015-MSQ, Class D (C)(H)	3.990	09-15-32	7,060,000	6,994,036
Series 2015-SRCH, Class D (C)(H)	4.957	08-10-35	15,306,000	15,727,010
Bear Stearns Commercial Mortgage Securities Trust Series 2005-PWR8, Class X1 IO (C)	0.399	06-11-41	510,666	2,396
BHMS Mortgage Trust Series 2018-ATLS, Class A (1 month LIBOR + 1.250%) (B)(C)	3.739	07-15-35	14,297,000	14,274,445
BWAY Mortgage Trust
Series 2013-1515, Class XB IO (C)	0.403	03-10-33	46,410,000	1,059,661
Series 2015-1740, Class XA IO (C)	0.896	01-10-35	123,773,000	3,179,159
BX Commercial Mortgage Trust
Series 2018-BIOA, Class D (1 month LIBOR + 1.321%) (B)(C)	3.810	03-15-37	12,620,000	12,556,639
Series 2018-IND, Class A (1 month LIBOR + 0.750%) (B)(C)	3.239	11-15-35	28,754,360	28,718,334
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class D (1 month LIBOR + 1.750%) (B)(C)	4.259	12-15-37	4,897,000	4,915,389
CGBAM Commercial Mortgage Trust Series 2015-SMRT, Class F (C)(H)	3.786	04-10-28	4,975,000	5,014,062
CGDBB Commercial Mortgage Trust Series 2017-BIOC, Class E (1 month LIBOR + 2.150%) (B)(C)	4.639	07-15-32	10,021,000	9,995,917
CHT Mortgage Trust Series 2017-CSMO, Class D (1 month LIBOR + 2.250%) (B)(C)	4.739	11-15-36	17,654,000	17,698,054
Citigroup Commercial Mortgage Trust Series 2017-1500, Class E (1 month LIBOR + 2.500%) (B)(C)	4.989	07-15-32	4,667,000	4,604,391
CLNS Trust Series 2017-IKPR, Class C (1 month LIBOR + 1.100%) (B)(C)	3.617	06-11-32	5,712,000	5,692,227
Cold Storage Trust Series 2017-ICE3, Class D (1 month LIBOR + 2.100%) (B)(C)	4.589	04-15-36	14,675,000	14,697,124
COLT Mortgage Loan Trust Series 2018-2, Class A1 (C)(H)	3.470	07-27-48	3,212,979	3,202,748
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2012-CR2, Class XA IO	1.649	08-15-45	68,871,623	3,181,297
Series 2012-CR3 Class XA IO	1.870	10-15-45	96,814,077	5,378,332
Series 2014-CR15, Class XA IO	1.035	02-10-47	77,040,992	2,540,057
Commercial Mortgage Trust (Citigroup/Deutsche Bank AG) Series 2018-COR3, Class XA IO	0.448	05-10-51	125,282,162	4,479,439
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-LC4, Class B (H)	4.934	12-10-44	3,986,000	4,105,550
Series 2013-300P, Class D (C)(H)	4.394	08-10-30	18,128,000	18,480,042
Series 2013-LC13, Class B (C)(H)	5.009	08-10-46	5,921,000	6,236,191
Series 2014-TWC, Class D (1 month LIBOR + 2.250%) (B)(C)	4.748	02-13-32	7,731,000	7,740,689
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley) Series 2014-PAT, Class D (1 month LIBOR + 2.150%) (B)(C)	4.648	08-13-27	9,986,000	10,002,804
Core Industrial Trust Series 2015-CALW, Class XA IO (C)	0.810	02-10-34	168,808,473	3,426,289
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-C1, Class AX IO (C)	0.702	02-15-38	450,248	26
DBGS Mortgage Trust Series 2018-BIOD, Class A (1 month LIBOR + 0.803%) (B)(C)	3.292	05-15-35	26,939,233	26,854,517
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (C)(H)	3.382	12-15-34	13,122,000	13,001,493
Series 2015-NRF, Class EFX (C)(H)	3.382	12-15-34	10,160,000	9,955,188
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	17

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Galton Funding Mortgage Trust Series 2018-1, Class A43 (C)(H)	3.500	11-25-57	6,794,702	$6,786,400
GE Capital Commercial Mortgage Corp. Series 2005-C1, Class XC IO (C)	0.011	06-10-48	70,675	0
Great Wolf Trust Series 2017-WOLF, Class E (1 month LIBOR + 3.100%) (B)(C)	5.739	09-15-34	3,855,000	3,859,766
GS Mortgage Securities Trust
Series 2011-GC5, Class XA IO (C)	1.336	08-10-44	14,205,299	358,066
Series 2012-GC17, Class XA IO	2.207	05-10-45	90,008,909	3,767,260
Series 2015-590M, Class C (C)(H)	3.805	10-10-35	6,950,000	6,845,670
Series 2016-RENT, Class D (C)(H)	4.067	02-10-29	12,696,000	12,695,773
Series 2017-485L, Class C (C)(H)	3.982	02-10-37	6,250,000	6,157,136
Series 2017-500K, Class F (1 month LIBOR + 1.800%) (B)(C)	4.289	07-15-32	3,487,000	3,470,403
Series 2017-500K, Class G (1 month LIBOR + 2.500%) (B)(C)	4.989	07-15-32	1,755,000	1,745,647
Series 2018-CHLL, Class E (1 month LIBOR + 2.350%) (B)(C)	3.938	02-15-37	6,410,000	6,381,852
Series 2005-GG4, Class XC IO (C)	1.432	07-10-39	10,408	1
HarborView Mortgage Loan Trust
Series 2005-2, Class X IO	0.545	05-19-35	18,016,508	819,439
Series 2007-3, Class ES IO (C)	0.350	05-19-47	35,705,427	624,281
Series 2007-4, Class ES IO	0.350	07-19-47	36,506,545	609,272
Series 2007-6, Class ES IO (C)	0.343	08-19-37	31,438,474	420,411
Hilton Orlando Trust Series 2018-ORL, Class D (1 month LIBOR + 1.700%) (B)(C)	4.189	12-15-34	6,995,000	6,977,340
Hudsons Bay Simon JV Trust Series 2015-HBFL, Class DFL (1 month LIBOR + 3.650%) (B)(C)	6.414	08-05-34	5,030,000	5,032,160
IMT Trust Series 2017-APTS, Class CFX (C)(H)	3.497	06-15-34	6,867,000	6,735,439
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	0.865	07-25-35	49,478,247	1,183,559
Series 2005-AR8, Class AX2 IO	0.880	05-25-35	41,599,996	1,364,226
Series 2005-AR18, Class 1X IO	1.107	10-25-36	20,829,380	757,419
Series 2005-AR18, Class 2X IO	0.689	10-25-36	36,282,070	357,465
Irvine Core Office Trust Series 2013-IRV, Class XA IO (C)	1.105	05-15-48	14,552,322	336,365
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class XA IO	0.555	08-15-46	12,837,007	250,401
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C3A, Class XA IO (C)	0.943	02-15-46	9,662,383	154,920
Series 2011-C4, Class XA IO (C)	1.194	07-15-46	7,283,093	153,332
Series 2012-HSBC, Class XA IO (C)	1.431	07-05-32	84,893,465	3,577,037
Series 2015-MAR7, Class C (C)	4.490	06-05-32	9,222,000	9,183,149
Series 2018-PHH, Class A (1 month LIBOR + 0.910%) (B)(C)	3.399	06-15-35	7,815,000	7,797,729
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class XC IO (C)	0.010	07-12-38	3,089,278	311
Series 2006-C2, Class X IO (C)	0.093	08-12-43	322,729	141
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class XA IO (C)	1.464	08-15-45	13,196,003	519,457
Series 2012-C6, Class XA IO (C)	1.619	11-15-45	7,753,062	365,513
Morgan Stanley Capital I Trust
Series 2011-C3, Class XA IO (C)	0.777	07-15-49	11,246,978	139,359
Series 2017-CLS, Class D (1 month LIBOR + 1.400%) (B)(C)	3.889	11-15-34	15,867,000	15,847,109
MSCG Trust Series 2016-SNR, Class D (C)	6.550	11-15-34	9,533,600	9,482,784
Natixis Commercial Mortgage Securities Trust
Series 2018-285M, Class D (C)(H)	3.790	11-15-32	4,290,000	4,243,997
Series 2018-ALXA, Class C (C)(H)	4.316	01-15-43	7,332,000	7,350,040
One Market Plaza Trust Series 2017-1MKT, Class D (C)	4.146	02-10-32	4,755,000	4,691,162
18	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
Residential Accredit Loans, Inc. Series 2005-QO4, Class XIO IO	1.769	12-25-45	16,613,597	$1,206,624
Starwood Mortgage Residential Trust Series 2018-IMC1, Class A1 (C)(H)	3.793	03-25-48	5,601,815	5,624,529
UBS Commercial Mortgage Trust Series 2012-C1, Class B	4.822	05-10-45	3,455,000	3,566,614
Verus Securitization Trust Series 2018-3, Class A1 (C)(H)	4.108	10-25-58	23,833,188	23,933,395
VNDO Mortgage Trust Series 2013-PENN, Class D (C)(H)	3.947	12-13-29	16,804,000	16,808,917
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (C)(H)	2.710	03-18-28	14,526,000	14,380,079
Series 2017-SMP, Class D (1 month LIBOR + 1.650%) (B)(C)	4.139	12-15-34	5,105,000	5,103,608
WFCG Commercial Mortgage Trust Series 2015-BXRP, Class D (1 month LIBOR + 2.571%) (B)(C)	5.060	11-15-29	775,307	774,542
WF-RBS Commercial Mortgage Trust
Series 2011-C2, Class XA IO (C)	0.783	02-15-44	35,695,103	451,536
Series 2011-C3, Class XA IO (C)	1.327	03-15-44	22,165,480	502,006
Series 2012-C10, Class XA IO (C)	1.563	12-15-45	9,108,069	444,282
Series 2012-C9, Class XA IO (C)	1.882	11-15-45	63,969,740	3,606,185
Series 2013-C15, Class B (H)	4.474	08-15-46	2,704,000	2,797,714
Series 2013-C16, Class B (H)	5.037	09-15-46	3,071,000	3,266,530
Series 2013-C16, Class XA IO	0.748	09-15-46	11,395,049	299,232
U.S. Government Agency 1.3%				178,112,945
Federal Home Loan Mortgage Corp.
Series 4482, Class MA	2.000	04-15-31	377,546	373,110
Series K005, Class AX IO	1.344	11-25-19	89,154,578	705,650
Series K006, Class BX1 IO	5.363	02-25-20	4,477,827	208,665
Series K010, Class X1 IO	0.142	10-25-20	28,505,982	72,080
Series K011, Class X1 IO	0.172	11-25-20	47,075,453	167,471
Series K014, Class X1 IO	1.149	04-25-21	37,909,486	811,229
Series K015, Class X1 IO	1.572	07-25-21	39,803,608	1,255,326
Series K017, Class X1 IO	1.303	12-25-21	170,491,474	5,127,991
Series K018, Class X1 IO	1.346	01-25-22	104,301,304	3,203,458
Series K021, Class X1 IO	1.442	06-25-22	34,211,102	1,371,407
Series K022, Class X1 IO	1.232	07-25-22	140,065,859	4,885,609
Series K024, Class X1 IO	0.841	09-25-22	10,232,899	252,850
Series K026, Class X1 IO	0.996	11-25-22	15,675,906	477,386
Series K038, Class X1 IO	1.160	03-25-24	4,706,294	227,982
Series K709, Class X1 IO	1.493	03-25-19	963,439	169
Series K710, Class X1 IO	1.733	05-25-19	40,295,911	54,218
Series K711, Class X1 IO	1.653	07-25-19	46,077,761	93,275
Series K715, Class X1 IO	1.093	01-25-21	14,367,571	256,102
Series K718, Class X1 IO	0.623	01-25-22	13,756,494	208,535
Series KAIV, Class X1 IO	1.269	06-25-21	23,407,874	501,750
Series KS01, Class X1 IO	1.308	01-25-23	13,303,076	458,811
Series KS03, Class X IO	0.298	08-25-25	38,103,997	422,615
Series T-41, Class 3A (H)	5.484	07-25-32	1,248	1,330
Federal National Mortgage Association
Series 2001-50, Class BA	7.000	10-25-41	197	219
Series 2012-M5, Class X IO	0.522	02-25-22	23,548,499	300,623
Series 2012-MB, Class X1 IO	1.903	12-25-19	1,480,806	8,452
Series 2013-100, Class CA	4.000	03-25-39	621,877	630,949
Series 2014-28, Class BD	3.500	08-25-43	1,054,156	1,067,444
Government National Mortgage Association
Series 2008-90, Class IO	1.875	12-16-50	2,656,626	483,795
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	19

	Rate (%)	Maturity date	Par value^	Value
U.S. Government Agency (continued)
Series 2012-114, Class IO	0.766	01-16-53	24,920,258	$1,137,951
Series 2012-120, Class IO	0.780	02-16-53	10,417,346	499,198
Series 2012-125, Class IO	0.385	02-16-53	12,956,624	352,528
Series 2012-70, Class IO	0.453	08-16-52	6,870,965	113,212
Series 2013-63, Class IO	0.790	09-16-51	15,347,874	799,835
Series 2016-174, Class IO	0.914	11-16-56	45,816,305	3,457,253
Series 2017-109, Class IO	0.611	04-16-57	98,585,510	5,327,364
Series 2017-124, Class IO	0.706	01-16-59	125,272,292	7,899,520
Series 2017-135, Class IO	0.839	10-16-58	87,673,115	5,905,950
Series 2017-140, Class IO	0.609	02-16-59	74,671,365	4,416,834
Series 2017-159, Class IO	0.545	06-16-59	101,141,057	5,183,166
Series 2017-169, Class IO	0.733	01-16-60	181,715,278	11,461,691
Series 2017-20, Class IO	0.748	12-16-58	194,453,869	11,766,112
Series 2017-22, Class IO	1.022	12-16-57	38,504,713	3,268,923
Series 2017-3, Class IO	0.908	09-16-58	99,150,156	7,300,991
Series 2017-41, Class IO	0.793	07-16-58	66,870,043	4,456,273
Series 2017-46, Class IO	0.621	11-16-57	86,041,937	4,861,455
Series 2017-61, Class IO	0.768	05-16-59	55,680,074	3,856,719
Series 2017-74, Class IO	0.777	09-16-58	124,868,487	7,347,287
Series 2017-89, Class IO	0.766	07-16-59	124,579,815	8,496,356
Series 2018-081, Class IO	0.448	01-16-60	46,239,350	2,384,216
Series 2018-114, Class IO	0.540	04-16-60	187,992,068	10,828,907
Series 2018-35, Class IO	0.525	03-16-60	138,599,392	7,737,810
Series 2018-43, Class IO	0.577	05-16-60	216,047,224	11,979,775
Series 2018-68, Class IO	0.478	01-16-60	25,038,044	1,238,071
Series 2018-69, Class IO	0.535	04-16-60	104,677,524	5,902,452
Series 2018-9, Class IO	0.558	01-16-60	107,998,196	6,117,504

Series 2018-99, Class IO	0.517	06-16-60	188,957,200	10,387,091
Asset backed securities 10.8%				$1,554,499,152
(Cost $1,553,663,509)
Asset backed securities 10.8%				1,554,499,152
AccessLex Institute
Series 2005-1, Class A4 (3 month LIBOR + 0.210%) (B)	3.034	06-22-37	8,660,000	8,404,122
Series 2006-1, Class A3 (3 month LIBOR + 0.200%) (B)	2.851	08-25-37	33,650,844	32,971,312
Series 2007-A, Class A3 (3 month LIBOR + 0.300%) (B)	2.951	05-25-36	12,298,804	12,123,857
Ally Auto Receivables Trust Series 2017-4, Class A4	1.960	07-15-22	12,255,000	12,082,086
Ally Master Owner Trust Series 2018-1, Class A2	2.700	01-17-23	50,270,000	50,011,622
Americredit Automobile Receivables Trust
Series 2018-2, Class C	3.590	06-18-24	8,990,000	9,044,743
Series 2018-3, Class C	3.740	10-18-24	8,303,000	8,418,926
Amresco Residential Securities Corp. Mortgage Loan Trust Series 1998-1, Class A6 (H)	6.510	08-25-27	5	5
Applebee's Funding LLC Series 2014-1, Class A2 (C)	4.277	09-05-44	25,615,750	25,579,581
Arby's Funding LLC Series 2015-1A, Class A2 (C)	4.969	10-30-45	21,154,388	21,505,762
Avis Budget Rental Car Funding AESOP LLC Series 2019-1A, Class A (C)	3.450	03-20-23	11,281,000	11,328,211
Capital One Multi-Asset Execution Trust Series 2017-A4, Class A4	1.990	07-17-23	7,824,000	7,737,141
CarMax Auto Owner Trust Series 2018-1, Class A3	2.480	11-15-22	12,551,000	12,484,422
Citibank Credit Card Issuance Trust Series 2018-A1, Class A1	2.490	01-20-23	53,622,000	53,354,678
20	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
CLI Funding LLC Series 2018-1A, Class A (C)	4.030	04-18-43	21,017,645	$21,045,584
CNH Equipment Trust
Series 2017-C, Class A3	2.080	02-15-23	14,415,000	14,264,437
Series 2018-B, Class A3	3.190	11-15-23	20,154,000	20,294,685
Coinstar Funding LLC Series 2017-1A, Class A2 (C)	5.216	04-25-47	19,797,375	19,896,176
Collegiate Funding Services Education Loan Trust Series 2005-A, Class A4 (3 month LIBOR + 0.200%) (B)	3.013	03-28-35	10,424,000	9,881,108
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100	08-15-25	90,053	52,871
CWABS Asset-Backed Certificates Trust Series 2004-10, Class AF5B	4.619	02-25-35	1,455,579	1,447,763
DB Master Finance LLC
Series 2015-1A, Class A2II (C)	3.980	02-20-45	21,374,400	21,427,836
Series 2017-1A, Class A2I (C)	3.629	11-20-47	9,382,238	9,243,287
Series 2017-1A, Class A2II (C)	4.030	11-20-47	8,754,188	8,619,811
Dell Equipment Finance Trust Series 2018-2, Class A3 (C)	3.370	10-22-23	15,000,000	15,125,558
Discover Card Execution Note Trust Series 2017-A6, Class A6	1.880	02-15-23	66,600,000	65,791,902
DLL LLC Series 2018-ST2, Class A3 (C)	3.460	01-20-22	14,375,000	14,464,887
Domino's Pizza Master Issuer LLC Series 2017-1A, Class A23 (C)	4.118	07-25-47	28,042,950	27,469,472
Driven Brands Funding LLC Series 2015-1A, Class A2 (C)	5.216	07-20-45	28,072,013	28,889,189
Enterprise Fleet Financing LLC Series 2018-3, Class A2 (C)	3.380	05-20-24	17,618,000	17,688,634
Evergreen Credit Card Trust Series 2018-1, Class A (C)	2.950	03-15-23	28,275,000	28,306,592
FOCUS Brands Funding LLC Series 2017-1A, Class A2I (C)	3.857	04-30-47	7,692,975	7,798,676
Ford Credit Auto Owner Trust
Series 2015-1, Class A (C)	2.120	07-15-26	39,230,000	38,955,072
Series 2017-B, Class A4	1.870	09-15-22	4,580,000	4,499,905
Series 2017-C, Class A4	2.160	03-15-23	16,335,000	16,095,357
Series 2018-B, Class A3	3.240	04-15-23	18,543,000	18,715,222
Ford Credit Floorplan Master Owner Trust
Series 2017-2, Class A1	2.160	09-15-22	30,750,000	30,411,569
Series 2018-3, Class A1	3.520	10-15-23	35,740,000	36,191,961
Goal Capital Funding Trust Series 2005-2, Class A4 (3 month LIBOR + 0.200%) (B)	2.851	08-25-44	43,514,000	42,829,734
Golden Credit Card Trust Series 2018-1A, Class A (C)	2.620	01-15-23	25,080,000	24,949,852
Hilton Grand Vacations Trust
Series 2017-AA, Class A (C)	2.660	12-26-28	11,792,764	11,631,631
Series 2018-AA, Class A (C)	3.540	02-25-32	7,061,933	7,110,433
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4	1.870	09-15-23	6,150,000	6,050,024
Series 2017-3, Class A4	1.980	11-20-23	6,475,000	6,377,826
Series 2018-2, Class A3	3.010	05-18-22	11,988,000	12,040,670
Series 2018-3, Class A3	2.950	08-22-22	9,370,000	9,402,102
Hyundai Auto Receivables Trust Series 2018-B, Class A3	3.480	12-15-22	13,142,000	13,226,288
KeyCorp Student Loan Trust Series 2004-A, Class 1A2 (3 month LIBOR + 0.240%) (B)	3.005	10-27-42	12,737,573	12,393,903
Mill City Mortgage Loan Trust Series 2018-3, Class A1 (C)(H)	3.500	08-25-58	8,580,924	8,518,272
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	21

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
MMAF Equipment Finance LLC Series 2017-B, Class A3 (C)	2.210	10-17-22	16,038,000	$15,863,436
MVW Owner Trust
Series 2014-1A, Class A (C)	2.250	09-22-31	641,787	632,721
Series 2015-1A, Class A (C)	2.520	12-20-32	1,777,766	1,753,783
Series 2018-1A, Class A (C)	3.450	01-21-36	18,638,245	18,763,243
Navient Private Education Loan Trust Series 2016-AA, Class A2A (C)	3.910	12-15-45	21,930,632	22,310,383
Nelnet Student Loan Trust Series 2006-1, Class A6 (3 month LIBOR + 0.450%) (B)(C)	3.101	08-23-36	29,790,000	29,360,938
New Residential Mortgage LLC
Series 2018-FNT1, Class A (C)	3.610	05-25-23	12,480,839	12,516,161
Series 2018-FNT2, Class A (C)	3.790	07-25-54	7,486,210	7,540,032
NextGear Floorplan Master Owner Trust
Series 2017-1A, Class A2 (C)	2.540	04-18-22	20,342,000	20,229,230
Series 2018-1A, Class A2 (C)	3.220	02-15-23	6,055,000	6,055,780
Series 2018-2A, Class A2 (C)	3.690	10-16-23	15,170,000	15,299,832
Nissan Auto Receivables Owner Trust
Series 2017-B, Class A4	1.950	10-16-23	14,785,000	14,551,820
Series 2018-C, Class A3	3.220	06-15-23	31,674,000	31,921,672
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A (C)	3.193	01-25-23	5,732,519	5,702,818
Series 2018-PLS2, Class A (C)	3.265	02-25-23	20,234,593	20,175,581
Oxford Finance Funding LLC Series 2019-1A, Class A2 (C)	4.459	02-15-27	7,463,000	7,494,318
PFS Financing Corp. Series 2018-B, Class A (C)	2.890	02-15-23	16,650,000	16,550,346
Renaissance Home Equity Loan Trust Series 2005-2, Class AF4	4.934	08-25-35	6,400,412	6,500,420
Santander Drive Auto Receivables Trust
Series 2018-2, Class C	3.350	07-17-23	8,865,000	8,882,856
Series 2018-3, Class C	3.510	08-15-23	21,090,000	21,207,748
Sierra Timeshare Receivables Funding LLC
Series 2018-2A, Class A (C)	3.500	06-20-35	6,850,563	6,872,562
Series 2018-3A, Class D (C)	5.200	09-20-35	5,909,425	5,964,845
SLM Private Credit Student Loan Trust Series 2006-A, Class A5 (3 month LIBOR + 0.290%) (B)	3.078	06-15-39	5,723,416	5,577,469
SMB Private Education Loan Trust Series 2015-C, Class A2A (C)	2.750	07-15-27	9,076,936	9,035,183
Sonic Capital LLC Series 2016-1A, Class A2 (C)	4.472	05-20-46	3,561,352	3,557,933
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-2XS, Class 2A2 (1 month LIBOR + 1.500%) (B)	4.009	02-25-35	2,114,684	2,092,314
SunTrust Student Loan Trust Series 2006-1A, Class A4 (3 month LIBOR + 0.190%) (B)(C)	2.955	10-28-37	37,051,757	36,647,737
Taco Bell Funding LLC
Series 2016-1A, Class A2II (C)	4.377	05-25-46	1,965,000	1,988,678
Series 2018-1A, Class A2I (C)	4.318	11-25-48	24,802,838	25,206,628
TAL Advantage V LLC Series 2014-1A, Class A (C)	3.510	02-22-39	2,422,500	2,406,981
Textainer Marine Containers VII, Ltd. Series 2018-1A, Class A (C)	4.110	07-20-43	12,113,910	12,205,211
Towd Point Mortgage Trust
Series 2015-1, Class A5 (C)(H)	3.800	10-25-53	4,885,000	4,973,230
Series 2015-2, Class 1M2 (C)(H)	3.739	11-25-60	10,795,000	10,824,644
Series 2016-5, Class A1 (C)(H)	2.500	10-25-56	9,546,605	9,266,590
Series 2017-1, Class A1 (C)(H)	2.750	10-25-56	3,377,999	3,306,231
Series 2017-2, Class A1 (C)(H)	2.750	04-25-57	3,509,406	3,438,088
Series 2018-1, Class A1 (C)(H)	3.000	01-25-58	8,277,542	8,124,815
22	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Asset backed securities (continued)
Series 2018-3, Class A1 (C)(H)	3.750	05-25-58	12,405,660	$12,447,971
Series 2018-4, Class A1 (C)(H)	3.000	06-25-58	20,174,475	19,670,333
Series 2018-5, Class A1A (C)(H)	3.250	07-25-58	5,119,060	5,058,669
Series 2018-6, Class A1A (C)(H)	3.750	03-25-58	34,362,711	34,433,969
Series 2019-1, Class A1 (C)(H)	3.750	03-25-58	14,017,917	14,024,019
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	1.980	12-15-22	12,815,000	12,589,122
Series 2018-C, Class A3	3.020	12-15-22	23,705,000	23,842,363
Triton Container Finance V LLC Series 2018-1A, Class A (C)	3.950	03-20-43	17,898,708	17,845,376
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2 (C)	4.072	02-16-43	12,568,050	12,640,708
VSE VOI Mortgage LLC Series 2017-A, Class A (C)	2.330	03-20-35	12,223,585	11,924,945
Wachovia Student Loan Trust Series 2006-1, Class B (3 month LIBOR + 0.240%) (B)(C)	3.011	04-25-40	2,881,890	2,732,649
Westgate Resorts LLC
Series 2015-2A, Class B (C)	4.000	07-20-28	1,568,369	1,564,032
Series 2016-1A, Class A (C)	3.500	12-20-28	1,524,303	1,523,224
Series 2017-1A, Class A (C)	3.050	12-20-30	4,980,807	4,942,792
Westlake Automobile Receivables Trust Series 2019-1A, Class C (C)	4.050	03-15-24	10,588,000	10,598,697
World Omni Auto Receivables Trust Series 2018-A, Class A3	2.500	04-17-23	21,215,000	21,118,300
World Omni Automobile Lease Securitization Trust Series 2018-B, Class A3	3.190	12-15-21	16,525,000	16,584,969

	Shares	Value
Preferred securities 0.2%		$33,864,022
(Cost $33,727,943)
Consumer staples 0.0%		2,432,424
Food and staples retailing 0.0%
Ocean Spray Cranberries, Inc., 6.250% (C)	28,284	2,432,424
Financials 0.1%		12,466,130
Banks 0.1%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 8.469% (B)	374,059	9,721,793
Wells Fargo & Company, Series L, 7.500%	2,139	2,744,337
Utilities 0.1%		18,965,468
Multi-utilities 0.1%
Dominion Energy, Inc., 6.750%	255,022	12,562,384
DTE Energy Company, 6.500%	115,600	6,403,084

	Yield (%)	Shares	Value
Securities lending collateral 3.8%			$536,925,267
(Cost $536,893,576)
John Hancock Collateral Trust (I)	2.5250(J)	53,654,432	536,925,267

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.8%				$263,263,945
(Cost $263,264,000)
Certificate of deposit 0.1%				13,799,945
Bank of Tokyo Mitsubishi UFJ, Ltd.	2.380	03-06-19	13,800,000	13,799,945
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK BOND FUND	23

	Yield* (%)	Maturity date	Par value^	Value
U.S. Government Agency 0.3%				$46,657,000
Federal Agricultural Mortgage Corp. Discount Note	2.250	03-01-19	13,308,000	13,308,000
Federal Home Loan Bank Discount Note	2.250	03-01-19	33,349,000	33,349,000

	Par value^	Value
Repurchase agreement 1.4%		202,807,000
Barclays Tri-Party Repurchase Agreement dated 2-28-19 at 2.550% to be repurchased at $197,939,020 on 3-1-19, collateralized by $207,631,600 U.S. Treasury Inflation Indexed Bonds, 1.000% due 2-15-49 (valued at $201,897,878, including interest)	197,925,000	197,925,000
Repurchase Agreement with State Street Corp. dated 2-28-19 at 1.300% to be repurchased at $4,882,176 on 3-1-19, collateralized by $4,980,000 U.S. Treasury Notes, 2.500% due 2-28-21 (valued at $4,980,000, including interest)	4,882,000	4,882,000

Total investments (Cost $15,019,984,768) 103.8%	$14,894,913,653
Other assets and liabilities, net (3.8%)	(538,692,359)
Total net assets 100.0%	$14,356,221,294

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CMT	Constant Maturity Treasury
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is on loan as of 2-28-19. The value of securities on loan amounted to $526,055,506.
(B)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(C)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $3,344,115,760 or 23.3% of the fund's net assets as of 2-28-19.
(D)	Non-income producing - Issuer is in default.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(H)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(I)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(J)	The rate shown is the annualized seven-day yield as of 2-28-19.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 2-28-19:
United States	88.7%
United Kingdom	2.4%
Canada	1.6%
Netherlands	1.4%
Other countries	5.9%
TOTAL	100.0%
24	JOHN HANCOCK BOND FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on the evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust, are valued at their respective NAVs each business day.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of February 28, 2019, by major security category or type:

	Total Value at 2-28-19	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in securities:
Assets
U.S. Government and Agency obligations	$5,595,425,869	—	$5,595,425,869	—
Foreign government obligations	57,469,054	—	57,469,054	—
Corporate bonds	6,050,865,643	—	6,050,865,643	—
Convertible bonds	8,950,266	—	8,950,266	—
Capital preferred securities	4,731,179	—	4,731,179	—
Term loans	34,876,097	—	34,876,097	—
Collateralized mortgage obligations	754,043,159	—	754,043,159	—
Asset backed securities	1,554,499,152	—	1,554,499,152	—
Preferred securities	33,864,022	$31,431,598	2,432,424	—
Securities lending collateral	536,925,267	536,925,267	—	—
Short-term investments	263,263,945	—	263,263,945	—
Total investments in securities	$14,894,913,653	$568,356,865	$14,326,556,788	—

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Mortgage and asset backed securities. The fund may invest in mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, which are debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often

       25

involve risks that are different from the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund's income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund's cash available for reinvestment in higher yielding securities. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government-sponsored corporations (e.g. FNMA), may be supported by various forms of insurance or guarantees, but there can be no assurance that private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. The fund is also subject to risks associated with securities with contractual cash flows including asset-backed and mortgage related securities such as collateralized mortgage obligations, mortgage pass-through securities and commercial mortgage-backed securities. The value, liquidity and related income of these securities are sensitive to changes in economic conditions, including real estate value, pre-payments, delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund's purchases and sales of the affiliated underlying funds as well as income and capital gains earned, if any, during the period is as follows:

					Dividends and distributions
Fund	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Income distributions received	Capital gain distributions received	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Ending value
John Hancock Collateral Trust	—	100,321,142	(46,666,710)	53,654,432	—	—	($17,072)	$31,691	$536,925,267

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       26

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	21Q3	02/19
This report is for the information of the shareholders of John Hancock Bond Fund.		4/19

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Sovereign Bond Fund

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 24, 2019

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 24, 2019